LONG-TERM DEBT - Principal Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 38,200	$ 39,755
2025
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,696
2026
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,220
2027
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,750
2028
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,500
2029
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,299
Thereafter
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 24,421